APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Pillar Funds
2 Oliver Street
Boston, MA 02109


2.  The name of each series or class of securities
for which this notice
      is filed (if the form is being filed for all
series and classes of
      securities of the issuer, check the box but do
not list series
      or classes):	[  ]
U.S. Treasury Securities Fund
Prime Obligations Fund
Tax-Exempt Money Market Fund
Fixed Income Fund
New Jesery Municipal Securities Fund
Intermediate Term Government Fund
Equity Value Fund
Equity Income Fund
Mid-Cap Value Fund
Balanced Growth Fund
Pennsylvania Municipal Securities Fund
U.S. Treasury Securities Plus Fund
International Equity Fund
Equity Growth Fund
Institutional Select Money Market Fund
Equity Index Fund
High Yield Bond Fund



3. Investment Company Act File Number:  811- 6509

    Securities Act File Number:  33 -44712

4(a). Last day of fiscal year for which this Form is filed:
December 31, 1999












<PAGE >  2

4(b).  Check box if this Form is being filed late
(i.e., more than
          90 calendar days after the end of the
issuer's fiscal year).
          (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c). Check box if this is the last time the issuer will be filing this Form.
			[  ]

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold
during the fiscal
              year pursuant to section 24(f):  $
5,158,708,174.05
 (ii)    Aggregate price of securities redeemed or
repurchased
              during the fiscal year:  $
4,562,716,111.11
(iii)     Aggregate price of securities redeemed or
repurchased
         during any prior fiscal year ending no
earlier than
	October 11, 1995 that were not previously used
to
	reduce registration fees payable to the
commission:
	$ 0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]: $
4,562,716,111.11
(v)    Net Sales - if Item 5(i) is greater than Item
5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $
595,992,062.94
(vi)  Redemption credits available for use in future
years
       __if Item 5(i) is less than Item 5 (iv)
[subtract Item
       5(iv) from Item 5(i)]:   $  0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000264
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 157,341.90
6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before
     October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here:
_____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 157,341.90



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Christopher
Salfi

	 Christopher Salfi, Controller, Chief Financial
Officer

        Date:  March 28, 2000